Common Stock and Stockholders' Deficit - Shares Reserved for Future Issuance (Details) - shares shares in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Redeemable convertible preferred stock (in shares)	61,332	61,332	61,332
Stock options outstanding (in shares)	19,511	15,125	13,596
Unvested restricted stock units (RSUs) (in shares)	209	0
Shares reserved for future award issuances (in shares)	2,266	4,044	7,763
Total (in shares)	83,318	80,501	82,691